Note 24 - Loans and Borrowings (Details Textual) - USD ($) $ in Thousands		1 Months Ended		2 Months Ended	3 Months Ended	12 Months Ended
	Jun. 30, 2021	Apr. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2021	Jun. 30, 2020	Mar. 31, 2019	Feb. 29, 2020
Statement Line Items [Line Items]
Proceeds from borrowings					$ 0	$ 18	$ 0	$ 0
Total borrowings	$ 23,091			$ 25,954	$ 21,686	$ 23,091	25,954	$ 19,267
Shareholder loan due to AWN Holdings Limited [member]
Statement Line Items [Line Items]
Notional amount				$ 23,400			$ 23,400
Borrowings, interest rate				10.00%			10.00%
Borrowings, line fee, percentage				2.00%			2.00%
Bridging loan with AWN [member]
Statement Line Items [Line Items]
Borrowings, interest rate	8.00%		8.00%			8.00%			10.00%
Borrowings, line fee, percentage	0.80%		0.80%			0.80%			2.00%
Borrowings, Term (Month)	60 months		60 months
Borrowings, Periodic Payment	$ 350		$ 350
Repayments of borrowings		$ 2,200
Borrowings, refinancing fee	340					$ 340
Government backed loans in Australia [member]
Statement Line Items [Line Items]
Proceeds from borrowings				$ 300
Vehicle financing [member]
Statement Line Items [Line Items]
Total borrowings				$ 300			$ 300
Project financing agreements [member]
Statement Line Items [Line Items]
Total borrowings	$ 200					$ 200
First project financing agreement [member] | Bottom of range [member]
Statement Line Items [Line Items]
Borrowings, Term (Month)						6 months
First project financing agreement [member] | Top of range [member]
Statement Line Items [Line Items]
Borrowings, Term (Month)						8 months